INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Summary of income tax recovery (expense)
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2020	2019	2018
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(66)	$(70)	$(32)
Deferred taxes
Income taxes – origination and reversal of temporary differences	185	78	50
Relating to change in tax rates / imposition of new tax laws	(7)	1	95
Relating to unrecognized temporary differences and tax losses	35	(52)	230
	213	27	375
Total income tax recovery (expense)	$147	$(43)	$343

Summary of deferred income tax recovery (expense)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2020	2019	2018
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$13	$4	$(4)
Other	(3)	5	(20)
Revaluation surplus
Origination and reversal of temporary differences	(934)	(432)	(1,291)
Relating to changes in tax rates / imposition of new tax laws	—	(59)	54
	$(924)	$(482)	$(1,261)

Summary of Brookfield Renewables effective income tax (expense) recovery
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2020	2019	2018
Statutory income tax recovery (expense)(1)	$53	$(34)	$(69)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	34	(52)	230
Differences between statutory rate and future tax rate	(7)	1	95
Subsidiaries’ income taxed at different rates	68	38	87
Other	(1)	4	—
Effective income tax recovery (expense)	$147	$(43)	$343
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.

Summary of the expiry date, if applicable, of the unrecognized deferred tax assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2020	2019	2018
Less than four years	$5	$3	$—
Thereafter	149	431	200

Summary of deferred tax assets and liabilities	The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2018	$622	$(4,052)	$(3,430)
Recognized in net income (loss)	232	143	375
Recognized in equity	1	(1,252)	(1,251)
Business combination	—	(99)	(99)
Foreign exchange	(20)	200	180
As at December 31, 2018	835	(5,060)	(4,225)
Recognized in net income (loss)	23	4	27
Recognized in equity	11	(491)	(480)
Business combination	7	14	21
Foreign exchange	9	(41)	(32)
As at December 31, 2019	885	(5,574)	(4,689)
Recognized in net income (loss)	273	(60)	213
Recognized in equity	(52)	(865)	(917)
Business combination	30	18	48
Foreign exchange	4	31	35
As at December 31, 2020	$1,140	$(6,450)	$(5,310)